Schedule of investments
Delaware Tax-Free New York Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 95.40%
Education Revenue Bonds — 18.25%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,000,000	$ 1,001,040
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	467,075
Build NYC, New York Resource Revenue
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,606,874
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	500,000	510,650
144A 5.75% 6/1/62 #	1,000,000	1,016,180
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	502,060
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	558,238
5.00% 7/1/42	1,365,000	1,398,115
(Manhattan College Project) 5.00% 8/1/47	500,000	497,570
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	360,000
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	238,140
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	478,395
(New World Preparatory Charter School Project)
Series A 144A 4.00% 6/15/51 #	315,000	244,850
Series A 144A 4.00% 6/15/56 #	450,000	339,556
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	751,815
Dutchess County, New York Local Development Revenue
(Vassar College Project)
5.00% 7/1/36	1,000,000	1,036,460
5.00% 7/1/37	1,000,000	1,035,160
Hempstead Town, New York Local Development Revenue
(Hofstra University Project) 5.00% 7/1/42	500,000	511,555
NQ- VS [0524] 0724 (3695188)    1

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Madison County, New York Capital Resource Revenue
(Colgate University Refunding Project) Series B 5.00% 7/1/39	1,000,000	$ 1,014,900
Monroe County, New York Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	300,264
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	707,777
Series A 144A 5.00% 6/1/59 #	1,000,000	1,000,330
(University of Rochester Project)
Series A 4.00% 7/1/50	2,125,000	2,015,499
Series A 5.00% 7/1/53	1,000,000	1,067,290
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,711,920
New York City, New York Trust for Cultural Resources Revenue
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	905,380
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 10/1/50	2,325,000	2,655,801
(Cornell University) Series A 5.50% 7/1/54	2,500,000	2,808,275
(Fordham University) 5.00% 7/1/44	650,000	650,500
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	852,199
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,059,180
(Hudson City School District) Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,544
(New York State University Dormitory Facilities) Series A 5.00% 7/1/37	2,200,000	2,289,672
(New York University) Series A 5.00% 7/1/39	2,000,000	2,046,260
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	261,918
2    NQ- VS [0524] 0724 (3695188)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Saratoga County, New York Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	$ 3,706,231
5.00% 7/1/48	1,000,000	1,030,030
St. Lawrence County, New York Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	982,240
Tompkins County, New York Development Revenue
(Ithaca College Project) 5.00% 7/1/34	750,000	756,323
Westchester County, New York Local Development Revenue
(Pace University) Series A 5.00% 5/1/34	1,725,000	1,725,190
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	795,000	777,232
Series A 5.00% 10/15/50	250,000	243,200
		44,496,888
Electric Revenue Bonds — 5.50%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	910,510
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,388,246
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/37	450,000	478,139
5.00% 9/1/38	2,000,000	2,117,920
5.00% 9/1/42	1,500,000	1,542,555
Series B 5.00% 9/1/41	2,065,000	2,107,745
New York Power Authority Revenue
4.00% 11/15/40 (AGM)	1,000,000	1,000,280
Series A 5.125% 11/15/58 (AGM)	1,500,000	1,621,785
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	950,100
NQ- VS [0524] 0724 (3695188)    3

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	$ 17,225
Series A 6.75% 7/1/36 ‡	625,000	165,625
Series AAA 5.25% 7/1/25 ‡	35,000	9,275
Series TT 5.00% 7/1/32 ‡	1,120,000	296,800
Series WW 5.25% 7/1/33 ‡	195,000	51,675
Series WW 5.50% 7/1/17 ‡	420,000	110,250
Series WW 5.50% 7/1/19 ‡	330,000	86,625
Series XX 4.75% 7/1/26 ‡	40,000	10,600
Series XX 5.25% 7/1/40 ‡	1,430,000	378,950
Series ZZ 4.75% 7/1/27 ‡	30,000	7,950
Series ZZ 5.00% 7/1/19 ‡	570,000	149,625
Series ZZ 5.25% 7/1/24 ‡	50,000	13,250
		13,415,130
Healthcare Revenue Bonds — 7.91%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	222,365
Build NYC, New York Resource Revenue
(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	919,240
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	1,000,000	854,660
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	300,000
Monroe County, New York Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	410,342
5.00% 12/1/46	540,000	540,934
(Rochester Regional Health Project) Series D 4.00% 12/1/38	2,550,000	2,399,525
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	725,167
4    NQ- VS [0524] 0724 (3695188)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Maimonides Medical Center) 3.00% 2/1/50 (FHA)	3,135,000	$ 2,257,388
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	930,240
Series A 4.00% 9/1/45	2,000,000	1,756,460
Series A 4.00% 9/1/50	500,000	426,025
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,107,670
New York State Dormitory Authority Revenue Non-State Supported Debt
(NYU Hospitals Center) Series A 4.00% 7/1/40	465,000	463,410
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/34 #	800,000	728,456
New York State Dormitory Authority Revenue Non-State Supported Debt Revenue
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/45 #	700,000	630,042
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	366,956
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	729,772
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	590,357
Series A 144A 5.00% 7/1/56 #	1,000,000	924,990
		19,283,999
Housing Revenue Bonds — 2.86%
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,761,340
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,156,216
Series B-1 5.30% 11/1/53	2,000,000	2,060,800
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	1,002,240
		6,980,596
NQ- VS [0524] 0724 (3695188)    5

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 8.41%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	48,900,000	$ 3,929,115
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.23% 6/1/60 #, ^	65,350,000	3,748,476
New York City, New York Industrial Development Agency Revenue
(Queens Baseball Stadium Project) Series A 3.00% 1/1/46 (AGM)	2,000,000	1,545,880
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AGM)	1,000,000	818,640
Series A 4.00% 3/1/45 (AGM)	1,000,000	947,710
New York Counties Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,756,950
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	2,015,000	2,072,891
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/38 (AMT)	340,000	357,010
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,398,017
Suffolk Regional off-Track Betting Revenue
5.75% 12/1/44	1,250,000	1,292,550
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,926,847
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	712,508
		20,506,594
Lease Revenue Bonds — 5.89%
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt) Series A 4.00% 2/15/44	2,875,000	2,771,069
6    NQ- VS [0524] 0724 (3695188)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,290,000	$ 1,276,958
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,164,181
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	4,000,000	4,007,200
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	501,945
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,510,530
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,642,475
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/43	470,000	489,594
		14,363,952
Local General Obligation Bonds — 3.22%
New York City, New York
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	1,991,683
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,043,260
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,628,805
Fiscal 2024 Series C 5.25% 3/1/53	1,500,000	1,631,775
Series D 5.00% 4/1/44	500,000	542,310
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	1,007,297
		7,845,130
Pre-Refunded Bonds — 0.82%
Dutchess County, New York Local Development
(Health Quest Systems Project) Series A 5.00% 7/1/44-24 §	1,000,000	1,000,650
New York State Dormitory Authority
(Touro College & University) Series A 5.50% 1/1/44-24 §	1,000,000	1,001,190
		2,001,840
NQ- VS [0524] 0724 (3695188)    7

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.56%
Niagara Area, New York Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	$ 1,369,080
		1,369,080
Special Tax Revenue Bonds — 24.77%
Commonwealth of Puerto Rico Revenue
3.799% 11/1/51 •	955,735	494,593
(Subordinate) 2.689% 11/1/43 •	7,119,526	4,423,005
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	464,216	434,042
(Taxable) 7.50% 8/20/40	5,203,363	5,066,775
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	214,430
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	500,000	535,130
Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subordinate Series B-2 5.00% 11/15/36	1,500,000	1,542,465
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,040,240
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,002,700
Series A-1 5.00% 8/1/42	5,220,000	5,427,077
Series A-3 3.00% 5/1/45	2,000,000	1,539,600
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,015,140
5.00% 11/15/40	1,000,000	1,011,590
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	944,280
Series E 3.00% 3/15/50	1,000,000	741,700
Series E 4.00% 3/15/48	1,000,000	946,740
8    NQ- VS [0524] 0724 (3695188)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York State University Dormitory Facilities) Series A 5.00% 7/1/42	1,300,000	$ 1,337,024
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	1,500,000	1,141,980
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	1,495,900
(Climate Bond Certified - Green Bonds) Series C 5.00% 3/15/55	1,000,000	1,056,800
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/48	2,000,000	1,880,200
Series A 4.00% 5/15/57	1,000,000	948,970
Subordinate Series A-1 5.25% 5/15/64	2,500,000	2,692,500
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.148% 7/1/46 ^	13,880,000	4,445,764
Series A-1 4.55% 7/1/40	444,000	447,170
Series A-1 4.75% 7/1/53	6,805,000	6,762,264
Series A-1 5.00% 7/1/58	3,665,000	3,666,173
Series A-1 6.378% 7/1/51 ^	6,855,000	1,630,325
Series A-2 4.329% 7/1/40	480,000	478,498
Series A-2 4.536% 7/1/53	1,330,000	1,277,225
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	2,215,000	1,654,539
Triborough Bridge & Tunnel Authority Revenue
Series B 5.00% 3/15/27	2,000,000	2,085,520
		60,380,359
State General Obligation Bonds — 1.28%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,557,792
Series A-1 4.00% 7/1/46	1,730,000	1,564,664
		3,122,456
NQ- VS [0524] 0724 (3695188)    9

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 12.54%
Metropolitan Transportation Authority Revenue
(Sustainable Bonds) Series A 5.25% 11/15/49	1,500,000	$ 1,606,260
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,402,175
(Climate Bond Certified - Green Bonds)
Series 1 4.00% 11/15/46	3,250,000	3,029,162
Series B 4.00% 11/15/50	1,000,000	912,200
Series E 4.00% 11/15/45	1,500,000	1,422,780
Subordinate Series C-1 5.25% 11/15/55	1,500,000	1,546,155
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	932,520
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,476,460
Series P 5.25% 1/1/54	500,000	545,895
(Junior Indebtedness Obligation) Series B 4.00% 1/1/45	1,500,000	1,426,515
New York Transportation Development Corporation Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project) 5.125% 6/30/60 (AGM) (AMT)	1,350,000	1,393,106
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	750,000	740,963
(John F. Kennedy International Airport New Terminal One Project)
5.00% 12/1/32 (AMT)	2,000,000	2,119,840
5.375% 6/30/60 (AMT)	2,000,000	2,074,200
(LaGuardia Airport Terminal B Redevelopment Project) Series A 5.25% 1/1/50 (AMT)	1,000,000	995,760
(Terminal 4 John F. Kennedy International Airport Project) Series A 4.00% 12/1/40 (AMT)	335,000	318,454
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds) Series D-2 5.50% 5/15/52	1,000,000	1,097,910
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	796,305
10    NQ- VS [0524] 0724 (3695188)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/37 (AMT)	750,000	$ 766,387
Series A 5.00% 4/1/39 (AMT)	350,000	355,765
Port Authority of New York & New Jersey
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	1,130,000	992,976
Port Authority of New York & New Jersey Revenue
Series 244 5.00% 7/15/42	1,800,000	1,994,958
Series 244 5.00% 7/15/54	1,500,000	1,610,715
		30,557,461
Water & Sewer Revenue Bonds — 3.39%
New York City Municipal Water Finance Authority
Series BB 5.25% 6/15/54	2,500,000	2,714,525
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,017,970
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,600,375
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	959,280
Fiscal 2020 Series GG-1 4.00% 6/15/50	1,000,000	957,690
		8,249,840
Total Municipal Bonds (cost $236,122,417)		232,573,325
	Principal amount
Short-Term Investments — 3.81%
Variable Rate Demand Notes — 3.81%¤
New York City Water & Sewer System
Series DD-1 4.00% 6/15/43 (SPA - TD Bank, N.A.)	2,800,000	2,800,000
New York City, New York
Series D4 4.00% 8/1/40 (SPA - TD Bank, N.A.)	2,230,000	2,230,000
Series F-5 4.00% 6/1/44 (SPA - Barclays Bank)	2,000,000	2,000,000
NQ- VS [0524] 0724 (3695188)    11

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution)
Series AA-3 4.00% 6/15/49 (SPA - TD Bank, N.A.)	300,000	$ 300,000
Triborough Bridge & Tunnel Authority
Series B 4.00% 1/1/32 •	1,945,000	1,945,000
Total Short-Term Investments (cost $9,275,000)		9,275,000
Total Value of Securities—99.21% (cost $245,397,417)		241,848,325

Receivables and Other Assets Net of Liabilities—0.79%		1,930,917
Net Assets Applicable to 23,132,318 Shares Outstanding—100.00%		$243,779,242
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $22,278,392, which represents 9.14% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
12    NQ- VS [0524] 0724 (3695188)

(Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ- VS [0524] 0724 (3695188)    13